                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-2322

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            May 15, 2008
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      59
Form 13F Information Table Value Total: 542,140(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners LP
FORM 13F
31-Mar-08

                                                                                                            Voting Authority
                                                                                                         ---------------------
                                                                Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class       CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers    Sole   Shared None
--------------                 -------------- --------------- -------- ------- --- ---- ------- -------- --------- ------ ----
ACI Worldwide, Inc                   COM         004498101        3386  170000 SH         Sole              170000
ATP Oil & Gas Corp                   COM         00208J108        2454   75000 SH         Sole               75000
Advocat Inc Com                      COM         007586100        3099  283300 SH         Sole              283300
Aircastle LTD                        COM         G0129K104         741   65900 SH         Sole               65900
Allot Communication Shs              COM         M0854Q105        1986  827500 SH         Sole              827500
Alloy Inc New Com                    COM         019855303        5961  811000 SH         Sole              811000
Allscripts Healthcare                COM         01988P108        6757  654700 SH         Sole              654700
Americas Car Mart Inc                COM         03062T105        1005   79800 SH         Sole               79800
Atmel Corp                           COM         049513104        5369 1542900 SH         Sole             1542900
Barnes & Noble Inc Com               COM         067774109       10743  350500 SH         Sole              350500
Broadridge Financial Solutions       COM         11133T103        6549  372100 SH         Sole              372100
Brocade Communications Systems       COM         111621306       12753 1747000 SH         Sole             1747000
CVR Energy, Inc                      COM         12662P108       14256  619000 SH         Sole              619000
Cnet Networks Inc                    COM         12613R104       10064 1417400 SH         Sole             1417400
Covidien Ltd                         COM         G2552X108       29957  677000 SH         Sole              677000
Del Monte Foods Co                   COM         24522P103        1191  125000 SH         Sole              125000
Discovery Holding Co                 COM         25468Y107       24441 1151800 SH         Sole             1151800
Dow Chemical                         COM         260543103       18425  500000 SH         Sole              500000
Dycom Inds Inc                       COM         267475101        6704  558200 SH         Sole              558200
First American Corp                  COM         318522307        3394  100000 SH         Sole              100000
Fiserv Inc                           COM         337738108       15485  322000 SH         Sole              322000
GP Strategies Corp                   COM         36225v104        4763  501400 SH         Sole              501400
General Communication CL A           COM         369385109        6415 1044800 SH         Sole             1044800
Gevity HR, Inc                       COM         374393106        2719  314000 SH         Sole              314000
Healthways Inc                       COM         422245100        7598  215000 SH         Sole              215000
IMS Health Inc                       COM         449934108        3151  150000 SH         Sole              150000
Information Services Group Inc       COM         45675Y104        3308  641000 SH         Sole              641000
Labopharm Inc                        COM         504905100        1167  663000 SH         Sole              663000
Lancaster Colony Corp                COM         513847103       22637  566500 SH         Sole              566500
Lawson Software Inc                  COM         52078P102        5760  765000 SH         Sole              765000
Liberty Media Corp - Entertain       COM         53071M500        4528  200000 SH         Sole              200000
Liberty Media Interactive            COM         53071M104        7295  452000 SH         Sole              452000
Linn Energy, LLC                     COM         536020100        8835  465000 SH         Sole              465000
Lions Gate Entertainment Corp        COM         535919203        8148  835700 SH         Sole              835700
M & F Worldwide Corp                 COM         552541104       30847  825000 SH         Sole              825000
MSC Software Corp                    COM         553531104       17757 1367000 SH         Sole             1367000
Medtronic Inc                        COM         585055106       13302  275000 SH         Sole              275000
Mylan Laboratories Inc               COM         628530107       10185  878000 SH         Sole              878000
NII Holdings Inc                     COM         62913F201        3178  100000 SH         Sole              100000
National Fuel Gas                    COM         636180101       14824  314000 SH         Sole              314000
OSG America L.P.                     COM         671028108        4998  363500 SH         Sole              363500
PHI Inc Non Vtg                      COM         69336T205        2530   80200 SH         Sole               80200

Packeteer Inc                        COM         695210104        1262  248000 SH         Sole              248000
Polypore International Inc           COM         73179V103        7746  374400 SH         Sole              374400
RTI Int'l Metals Inc                 COM         74973W107        3391   75000 SH         Sole               75000
Radio One Non Voting                 COM         75040P405          85   55600 SH         Sole               55600
SAIC Inc                             COM         78390X101       12307  662000 SH         Sole              662000
Safeway Inc Com New                  COM         786514208       13542  461400 SH         Sole              461400
SandRidge Energy, Inc                COM         80007P307        9200  235000 SH         Sole              235000
Sun-Times Media Group                COM         86688Q100         121  167900 SH         Sole              167900
Syneron Medical Ltd Ord Shs          COM         M87245102       16436 1129600 SH         Sole             1129600
Time Warner Inc                      COM         887317105       10543  752000 SH         Sole              752000
US Physical Therapy                  COM         90337L108        7894  547400 SH         Sole              547400
Waste Services Inc                   COM         941075202        5446  670700 SH         Sole              670700